Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Operating Expenses [Abstract]
Schedule of operating expenses
General and administrative	2022	2021	2020
Salaries and benefits	$3,942,016	$986,491	$268,545
Employee stock option expense	8,931,386	6,430,158	-
Professional fees	2,450,990	800,836	20,020
Consulting expenses	741,937	-	2,179
Office expenses	785,862	193,514	55,497
Travel and entertainment	291,990	37,503	1,753
Depreciation and amortization	119,372	29,515	26,069
Bad Debt	65,389	-	506
	$17,328,942	$8,478,017	$374,569

	2022	2021	2020
Sales and marketing
Salaries and Benefits	$464,668	$84,418	$80,686
Consulting expenses	222,919	243,012	-
Marketing and advertising	4,929,598	587,018	5,187
Office expenses	49,092	34,206	16,674
Depreciation and amortization	35,866	8,868	7,833
	$5,702,143	$957,522	$110,380

	2022	2021	2020
Research and development
Salaries and benefits	$1,377,542	$250,266	$239,199
Consulting expenses	660,861	26,290	23,220
Lab and office expenses	1,375,349	106,487	49,432
Materials for clinical studies	140,416	-	-
Depreciation and amortization	106,327	83,646	-
	$3,660,495	$466,689	$311,851